Loans, Debentures, and Finance Leases - Summary of Foreign Loan Maturity (Detail) - 12 months ended Dec. 31, 2018 R$ in Millions, $ in Millions	BRL (R$)	USD ($)
Summary of loans debentures and finance leases [line items]
Cost in percentage of CDI	104.40%	104.40%
Loan maturity, amount	R$ 1,567.4	$ 404.5
Foreign loan one [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	21-Jun	21-Jun
Loan maturity, amount	R$ 36.8	$ 9.5
Foreign loan two [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	21-Jul	21-Jul
Cost in percentage of CDI	105.00%	105.00%
Loan maturity, amount	R$ 387.5	$ 100.0
Foreign loan three [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	23-Jul	23-Jul
Cost in percentage of CDI	101.80%	101.80%
Loan maturity, amount	R$ 232.5	$ 60.0
Foreign loan four [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	23-Sep	23-Sep
Cost in percentage of CDI	104.80%	104.80%
Loan maturity, amount	R$ 193.7	$ 50.0
Foreign loan five [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	23-Sep	23-Sep
Cost in percentage of CDI	105.00%	105.00%
Loan maturity, amount	R$ 232.5	$ 60.0
Foreign loan six [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	23-Nov	23-Nov
Cost in percentage of CDI	104.70%	104.70%
Loan maturity, amount	R$ 251.9	$ 65.0
Foreign loan seven [member]
Summary of loans debentures and finance leases [line items]
Cost in percentage of CDI	104.50%	104.50%
Loan maturity, amount	R$ 232.5	$ 60.0